Income Taxes - Income tax (benefit) expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal					$ (958)	$ 932	$ 0
State					113	(10)	7
Foreign					5,865	1,424	0
Total current income tax expense					5,020	2,346	7
Deferred:
Federal					(7,550)	(34,589)	2,005
State					(31)	(2,506)	177
Foreign					(439)	(1,340)	0
Deferred Income Tax Expense (Benefit)					(8,020)	(38,435)	2,182
Income tax (benefit) expense	$ 1,052	$ (1,165)	$ 4,603	$ (4,935)	$ (3,000)	$ (36,089)	$ 2,189